1
Gabelli Media Mogul Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 88.4%
Broadcasting  — 3.1%
3,408 GCI Liberty Inc., Cl. C† ............................. $ 126,812
1,000 Sirius XM Holdings Inc. ............................ 19,995
146,807
Content Creation and Aggregation  — 42.4%
14,500 Atlanta Braves Holdings Inc., Cl. C† .......... 572,025
70,000 Grupo Televisa SAB, ADR ......................... 203,700
4,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 402,210
1,250 Live Nation Entertainment Inc.† ................ 178,125
2,800 Madison Square Garden Entertainment
Corp.† .................................................. 150,892
1,100 Madison Square Garden Sports Corp.† ..... 284,515
2,000 Sphere Entertainment Co.† ....................... 190,160
1,981,627
Diversified Consumer Services  — 3.7%
110 Cie de L'Odet SE ....................................... 173,483
Entertainment  — 24.8%
4,200 Liberty Live Holdings Inc., Cl. C† .............. 349,272
14,750 Ollamani SAB† ......................................... 63,071
500 TKO Group Holdings Inc. .......................... 104,500
13,000 Vivendi SE ................................................ 36,147
21,000 Warner Bros Discovery Inc.† .................... 605,220
1,158,210
Telecommunications  — 12.2%
3,100 Comcast Corp., Cl. A ................................ 92,659
1,300 EchoStar Corp., Cl. A† .............................. 141,310
5,000 GCI Liberty Inc., Escrow†(a) ..................... 0
1,600 Havas NV ................................................. 31,965
13,000 Liberty Global Ltd., Cl. C† ......................... 143,520
700 Rogers Communications Inc., Cl. B ........... 26,411
2,500 Sunrise Communications AG, Cl. A ........... 133,885
569,750
Wireless Telecommunication Services  — 2.2%
500 T-Mobile US Inc. ...................................... 101,520
TOTAL COMMON STOCKS .................. 4,131,397
PREFERRED STOCKS  — 1.0%
Television and Broadband Services  — 1.0%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. 48,080
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 10.6%
$ 500,000 U.S. Treasury Bills,
3.649% to 3.796%††,
02/05/26 to 03/12/26 ............................ $ 497,308
TOTAL INVESTMENTS — 100.0%
(Cost $3,017,567) ................................. $ 4,676,785
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt